Other liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Other liabilities
Liability against the State for CIRR-loans and concessionary loans	kr 3,673	kr 3,641
Cash payables, debt purchases	207	176
Other	610	455
Total	kr 4,490	kr 4,272